2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies Details Narrative
Cash	$ 33,517,096	$ 46,701,216
Potentially dilutive shares	13,779,000	14,400,500	9,223,000